Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
Intangible Assets
	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2012	$ 248,528	$ (88,049)	$ 160,479
Additions	-	(37,869)	(37,869)
Accelerated amortization	-	(3,205)	(3,205)
Favorable lease terms December 31, 2013	$ 248,528	$ (129,123)	$ 119,405
Additions	-	(23,287)	(23,287)
Accelerated amortization	(89,541)	67,478	(22,063)
Favorable lease terms December 31, 2014	$ 158,987	$ (84,932)	$ 74,055

Amortization of Favorable Lease Terms
	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Favorable lease terms	$(23,287)	$(37,869)	$(37,295)
Acceleration of favorable lease terms	(22,063)	(3,205)	—
Total	$(45,350)	$(41,074)	$(37,295)

Aggregate Amortizations of Intangible Assets
Year	Amount
2015	$ 17,032
2016	13,098
2017	13,389
2018	13,073
2019	10,052
2020 and thereafter	7,411
$ 74,055